UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.
(Exact name of registrant as specified in charter)

First National Bank 1620 Dodge Street Omaha, NE	68197

(Address of principal executive offices)	(Zip code)
BISYS Funds Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-662-4203
Date of fiscal year end: March 31, 2007
Date of reporting period: December 31, 2006
          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

First Focus Funds
Short/Intermediate Bond Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
Asset-Backed Securities (1.9%):
900,000	Canal Pointe I LLC, 4.00%, 1/25/14	$900,000

Total Asset-Backed Securities (Cost $900,000)		900,000

Corporate Bonds (35.1%):
Banks (5.4%):
890,000	Bank of New York Co., Inc., 6.375%, 4/1/12	931,850
935,000	Bank One Corp., 10.00%, 8/15/10	1,067,315
550,000	USB Capital IX, 6.19%, 4/15/42	561,708

		2,560,873

Computer Services (8.4%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	827,070
824,000	Dell Computer, Inc., 6.55%, 4/15/08	833,127
1,175,000	Hewlett-Packard Co., 5.50%, 7/1/07	1,176,284
1,135,000	Oracle Corp., 6.91%, 2/15/07	1,136,626

		3,973,107

Financial Services (11.6%):
810,000	AMBAC Financial Group, Inc., 9.375%, 8/1/11	937,337
820,000	Block Financial Corp., 8.50%, 4/15/07	826,284
825,000	Countrywide Home Loan, 5.625%, 7/15/09	831,668
1,150,000	General Electric Capital Corp., 3.50%, 8/15/07 (L)	1,138,360
850,000	Goldman Sachs Group, Inc., 6.875%, 1/15/11 (L)	899,785
900,000	Household Finance Corp., 4.75%, 7/15/13 (L)	872,695

		5,506,129

Industrial (3.7%):
875,000	Praxair, Inc., 6.50%, 3/1/08	886,524
860,000	Rockwell International Corp., 6.15%, 1/15/08	863,446

		1,749,970

Oil & Gas Exploration Services (3.8%):
815,000	Marathon Oil Corp., 9.375%, 2/15/12	957,710
825,000	Phillips Petroleum Co., 6.375%, 3/30/09	843,496

		1,801,206

Telecom Services (2.2%):
1,050,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07 (L)	1,055,636

Total Corporate Bonds (Cost $16,675,724)		16,646,921

Mortgage-Backed Securities (18.7%):
Commercial Mortgage Backed Securities (4.2%):

Shares
or
Principal	Security
Amount	Description	Value
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	899,594
1,100,000	Commercial Mortgage Acceptance Corp., 6.04%, 9/15/30	1,107,090

		2,006,684

Fannie Mae (4.8%):
2,345,000	4.00%, 3/25/15	2,276,766

Freddie Mac (9.7%):
2,353,427	4.50%, 1/15/17	2,267,301
2,420,000	4.50%, 12/15/17	2,357,491

		4,624,792

Total Mortgage-Backed Securities (Cost $8,802,432)		8,908,242

U.S. Government Agency Obligations (28.1%):
Fannie Mae (7.8%):
1,900,000	4.30%, 5/5/08	1,879,642
1,850,000	4.50%, 8/4/08 (L)	1,833,792

		3,713,434

Federal Home Loan Bank (8.9%):
1,950,000	4.25%, 3/24/08	1,928,601
2,375,000	4.00%, 3/24/11	2,283,610

		4,212,211

Freddie Mac (11.4%):
1,700,000	6.94%, 3/21/07	1,706,358
1,815,000	6.625%, 9/15/09	1,890,320
1,695,000	6.875%, 9/15/10 (L)	1,805,512

		5,402,190

Total U.S. Government Agency Obligations (Cost $13,427,541)		13,327,835

U.S. Treasury Obligations (14.4%):
U.S. Treasury Notes (14.4%):
1,000,000	4.375%, 11/15/08 (L)	991,953
2,050,000	4.00%, 4/15/10 (L)	2,005,958
3,880,000	4.50%, 11/15/10 (L)	3,852,417

Total U.S. Treasury Obligations (Cost $6,884,192)		6,850,328

Investment Companies (0.7%):
337,591	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	337,591

Total Investment Companies (Cost $337,591)		337,591

Pool of Investments Held as Collateral for Loaned Securities (19.4%):
9,239,943	Securities Lending Quality Trust	9,239,943

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $9,239,943)		9,239,943

Total Investments (Cost $56,267,423) — 118.3%		56,210,860
Liabilities in excess of other assets — (18.3)%		(8,690,289)

NET ASSETS — 100.0%		$47,520,571

(L)       All or a portion of security is on loan as of December 31, 2006.
See notes to schedules of investments.

First Focus Funds
Income Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
Asset-Backed Securities (2.3%):
600,000	Canal Pointe I LLC, 4.00%, 1/25/14	$600,000
920,000	Preferred Term Securities XXI Ltd.,5.71%, 3/22/38 (a)	921,104

Total Asset-Backed Securities (Cost $1,523,395)		1,521,104

Corporate Bonds (22.7%):
Banks (3.9%):
595,000	Citigroup, Inc., 3.50%, 2/1/08	584,294
685,000	J.P. Morgan Chase & Co., 5.15%, 10/1/15 (L)	672,199
610,000	Southtrust Bank, 6.125%, 1/9/28	641,515
675,000	USB Capital IX, 6.19%, 4/15/42	689,369

		2,587,377

Brewery (1.0%):
645,000	Anheuser-Busch Cos., Inc., 7.125%, 7/1/17	668,148

Computer Services (2.8%):
660,000	Cisco Systems, Inc., 5.50%, 2/22/16	660,420
640,000	Dell Computer, Inc., 6.55%, 4/15/08	647,089
500,000	Hewlett-Packard Co., 6.50%, 7/1/12 (L)	529,974

		1,837,483

Financial Services (6.0%):
665,000	Block Financial Corp., 8.50%, 4/15/07	670,097
700,000	CIT Group, Inc., 4.00%, 5/8/08	687,873
560,000	Countrywide Financial, 4.25%, 12/19/07 (L)	554,034
690,000	General Electric Capital Corp., 4.875%, 3/4/15 (L)	671,100
650,000	Goldman Sachs Group, Inc., 6.125%, 2/15/33 (L)	662,326
650,000	HSBC Finance Corp., 6.75%, 5/15/11 (L)	687,921

		3,933,351

Insurance (1.8%):
590,000	Chubb Corp., 6.80%, 11/15/31 (L)	661,237
515,000	General Reinsurance Corp., 9.00%, 9/12/09	560,594

		1,221,831

Office Automation & Equipment (1.0%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	665,178

Oil & Gas Exploration Services (1.0%):
510,000	Tosco Corp., 8.125%, 2/15/30	652,117

Regional Authorities (0.9%):
620,000	Ontario Province, 3.28%, 3/28/08 (L)	605,049

Retail (0.9%):
580,000	GAP, Inc., 8.80%, 12/15/08	619,179

Telecom Services (1.7%):

Shares
or
Principal	Security
Amount	Description	Value
515,000	Motorola, Inc., 7.50%, 5/15/25	597,368
540,000	Southwestern Bell Telephone Co., 6.625%, 7/15/07	542,899

		1,140,267

Utilities (1.7%):
550,000	Laclede Gas Co., 6.50%, 11/15/10	569,741
565,000	Union Electric, 6.75%, 5/1/08	572,579

		1,142,320

Total Corporate Bonds (Cost $14,962,219)		15,072,300

Mortgage-Backed Securities (47.1%):
Commercial Mortgage Backed Securities (6.8%):
1,275,000	Banc Of America Commercial Mortgage, Inc., 5.18%, 9/10/47	1,266,921
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	1,010,780
1,025,000	J.P. Morgan Chase Commercial Mortgage Securities, 5.16%, 10/12/37	1,018,804
1,215,000	Morgan Stanley Capital, 5.91%, 8/12/41	1,242,398

		4,538,903

Fannie Mae (17.3%):
1,294,325	5.50%, 11/1/16	1,294,232
1,309,349	5.00%, 5/1/18	1,290,087
1,421,474	5.00%, 8/1/18	1,399,684
1,545,907	4.50%, 11/1/18	1,491,093
278,819	4.50%, 12/1/18	269,632
1,315,000	4.00%, 2/25/19	1,186,433
1,742,229	5.00%, 12/1/19	1,712,367
968,375	5.00%, 4/1/34	936,098
1,551,893	5.00%, 5/1/34	1,500,168
434,115	5.00%, 8/1/34	419,057

		11,498,851

Freddie Mac (23.0%):
1,198,665	5.00%, 12/15/15	1,185,155
2,485,000	4.00%, 1/15/17	2,353,655
719,489	4.50%, 1/15/17	693,159
1,660,000	4.25%, 4/15/22	1,639,873
2,040,000	5.00%, 4/15/28	2,007,535
2,030,000	5.00%, 2/15/29	1,991,476
2,025,000	5.00%, 3/15/34	1,931,520
1,771,768	5.50%, 10/15/35	1,759,653
1,681,805	5.50%, 11/15/35	1,673,529

		15,235,555

Total Mortgage-Backed Securities (Cost $31,307,812)		31,273,309

U.S. Government Agency Obligations (7.2%):
Fannie Mae (3.8%):
1,250,000	4.375%, 9/7/07	1,242,288
1,255,000	4.50%, 8/4/08 (L)	1,244,004

		2,486,292

Freddie Mac (3.4%):
1,330,000	4.375%, 1/25/10	1,308,631
995,000	4.625%, 5/28/13	960,648

		2,269,279

Total U.S. Government Agency Obligations (Cost $4,814,094)		4,755,571

U.S. Treasury Obligations (19.7%):
U.S. Treasury Bonds (9.8%):
3,550,000	8.875%, 2/15/19 (L)	4,854,071
1,500,000	5.50%, 8/15/28 (L)	1,620,468

		6,474,539

Shares
or
Principal	Security
Amount	Description	Value
U.S. Treasury Notes (9.9%):
4,370,000	3.875%, 9/15/10 (L)	4,247,946
2,400,000	4.25%, 8/15/13 (L)	2,339,813

		6,587,759

Total U.S. Treasury Obligations (Cost $12,910,048)		13,062,298

Investment Companies (0.2%):
108,608	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	108,608

Total Investment Companies (Cost $108,608)		108,608

Pool of Investments Held as Collateral for Loaned Securities (25.1%):
16,656,993	Securities Lending Quality Trust	16,656,993

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $16,656,993)		16,656,993

Total Investments (Cost $82,283,169) — 124.3%		82,450,183
Liabilities in excess of other assets — (24.3)%		(16,104,759)

NET ASSETS — 100.0%		$66,345,424

(a)	144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(L)	All or a portion of security is on loan.
See notes to schedules of investments.

First Focus Funds
Nebraska Tax-Free Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
Municipal Bonds (98.4%):
Nebraska (98.4%):
290,000	Dodge County, School District, 5.75%, 12/15/13	$312,524
880,000	Dodge County, School District, MBIA, 5.60%, 12/15/17	943,536
1,000,000	Douglas County, Henry Doorly Zoo Facility, RB, REF, 5.875%, 9/1/14	1,055,570
1,000,000	Douglas County, Nebraska School District, 3.00%, 11/1/10	961,100
500,000	Douglas County, Nebraska School District, 5.00%, 9/1/15	545,050
1,365,000	Douglas County, School District No. 1, Series B, GO, 5.00%, 6/15/10	1,421,907
440,000	Douglas County, School District No. 1, Series B, GO, 4.90%, 12/15/17	459,259
575,000	Grand Island Nebraska Sanitation Sewer Revenue, 3.75%, 4/1/11	576,765
1,000,000	Hasting, Electric System, RB, REF, 5.00%, 1/1/19	1,043,740
525,000	Hastings, GO, 3.75%, 4/15/09	522,706
855,000	Lancaster County, Hospital Authority, Bryanlgh Medical Center Project, Series A, RB, AMBAC, 5.00%, 6/1/19	891,671
1,185,000	Lancaster County, School District No. 1, Lincoln Public School District, GO, 5.00%, 1/15/13	1,266,907
1,480,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/17	1,572,559
1,000,000	Lancaster County, School District No. 1, Lincoln Public Schools, GO, 5.25%, 7/15/18	1,062,920
500,000	Lincoln, GO, 2.80%, 6/15/11	474,390
500,000	Lincoln, GO, 3.00%, 6/15/12	476,860
1,250,000	Lincoln, Parking Facility, Series A, RB, REF, 5.375%, 8/15/14	1,306,413
420,000	Lincoln, Tax-Supported Antelope Project, RB, 4.50%, 9/15/14	434,129
855,000	Lincoln, Tax-Supported Antelope Project, RB, 5.00%, 9/15/15	902,512
110,000	Nebraska Elementary & Secondary Schools, 2.45%, 7/15/09	103,885
1,000,000	Nebraska Public Power, 5.00%, 1/1/12	1,058,290
1,000,000	Nebraska Public Power, 4.25%, 1/1/14	1,029,260
2,000,000	Nebraska State, Educational Finance Authority, Creighton University Project, Series A, RB, AMBAC, REF, 5.00%, 9/1/09	2,043,261
1,000,000	Nebraska State, Educational Finance Authority, RB, REF, 5.15%, 4/1/22	1,045,170
500,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.00%, 4/1/14	529,465

Shares
or
Principal	Security
Amount	Description	Value
1,000,000	Nebraska State, Municipal Energy Agency, Series A, RB, AMBAC, REF, 5.25%, 4/1/16	1,076,140
1,000,000	Nebraska State, Netc Facilities, Corp., RB, 4.50%, 4/1/09	1,011,420
1,000,000	Nebraska State, Utility Corp., Lincoln Project, RB, 5.25%, 1/1/23	1,069,110
525,000	Norris Public Power Distribution Nebraska Electric Revenue, 2.45%, 1/1/09	507,665
1,000,000	Omaha Convention Hotel Corp., Convention Center 1st Tier, Series A, RB, AMBAC, 5.50%, 4/1/16	1,088,970
1,500,000	Omaha Nebraska Metro Utilities District Water Revenue, 4.25%, 12/1/21	1,502,354
305,000	Omaha Public Power District, 4.20%, 2/1/26	299,879
500,000	Omaha Public Power District, RB, 5.20%, 2/1/22	522,780
1,500,000	Omaha Stadium Facilities Corp., Rosenblatt Stadium Project, RB, 5.25%, 11/1/16	1,626,930
1,500,000	Omaha, Douglass Public Building, GO, 5.10%, 5/1/20	1,580,070
250,000	Omaha, GO, 4.25%, 11/15/14	259,645
1,300,000	Omaha, GO, 4.85%, 12/1/14	1,368,068
1,440,000	Omaha, GO, REF, 5.00%, 12/1/11	1,503,720
1,000,000	Omaha, GO, REF, 5.25%, 4/1/20	1,139,640
1,075,000	Omaha, Housing Authority, Timbercreek Apartments, RB, 5.15%, 11/20/22	1,100,316
580,000	Omaha, Special Obligation, Riverfront Redevelopment Project, Series A, RB, 4.50%, 2/1/11	597,168
1,000,000	Papillion-La Vista, School District, 4.90%, 12/1/22	1,024,170
2,000,000	Phelps County, Hospital Authority, Phelps Memorial Health Center Project, Series B, RB, 4.75%, 7/1/12	2,002,300
1,000,000	University of Nebraska, Deferred Maintenance Project, RB, 5.25%, 7/15/10	1,023,300
1,000,000	University of Nebraska, Medical Center Research Project, RB, 4.75%, 2/15/10	1,031,770

		43,375,264

Total Municipal Bonds (Cost $42,451,737)		43,375,264

Investment Companies (0.7%):
319,229	Goldman Sachs Financial Square Funds, Tax-Free Money Market Fund	319,229

Total Investment Companies (Cost $319,229)		319,229

Total Investments (Cost $42,770,966) — 99.1%		43,694,493
Other assets in excess of liabilities — 0.9%		414,831

NET ASSETS — 100.0%		$44,109,324

AMBAC	American Municipal Bond Assurance Corporation
GO	General Obligation
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
REF	Refunding
See notes to schedules of investments.

First Focus Funds
Balanced Fund

Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
Common Stocks (66.5%):
Aerospace & Defense (0.9%):
4,000	Alliant Techsystems, Inc. (a) (L)	$312,760

Automotive (1.2%):
6,000	Paccar, Inc.	389,400

Biotechnology (1.2%):
8,000	Biogen Idec, Inc. (a)	393,520

Building & Construction (0.7%):
5,000	Florida Rock Industries, Inc. (L)	215,250

Chemicals (3.4%):
6,000	Praxair, Inc.	355,980
5,000	Sigma-Aldrich Corp. (L)	388,600
7,000	The Scotts Miracle-Gro Co., Class A	361,550

		1,106,130

Commercial Banks (2.5%):
10,000	Commerce Bancorp, Inc. (L)	352,700
7,000	United Community Banks, Inc. (L)	226,240
5,000	Wintrust Financial Corp.	240,100

		819,040

Commercial Services (0.6%):
3,000	Alliance Data Systems Corp. (a) (L)	187,410

Communications (2.0%):
8,000	Commscope, Inc. (a) (L)	243,840
5,000	L-3 Communications Holdings, Inc.	408,900

		652,740

Distribution & Wholesale (0.6%):
5,000	Pool Corp. (L)	195,850

Entertainment & Leisure (0.6%):
3,500	Meredith Corp.	197,225

Environmental Services (2.5%):
5,250	MDU Resources Group, Inc.	134,610
10,000	Southern Union Co. (L)	279,500
10,000	Waste Connections, Inc. (a) (L)	415,500

		829,610

Finance Services (1.9%):
4,000	Affiliated Managers Group, Inc. (a) (L)	420,520
6,000	East-West Bancorp, Inc. (L)	212,520

		633,040

Food & Beverage (2.4%):
20,000	Constellation Brands, Inc., Class A (a)	580,400
6,000	United Natural Foods, Inc. (a) (L)	215,520

		795,920

Health Care Services (1.4%):
10,000	Cerner Corp. (a) (L)	455,000

Household Products (0.6%):
5,000	Church & Dwight Co., Inc. (L)	213,250

Industrial (1.9%):
8,000	Nucor Corp.	437,280
5,000	Peabody Energy Corp.	202,050

		639,330

Shares
or
Principal	Security
Amount	Description	Value
Information Technology Services (5.0%):
6,000	Affiliated Computer Services, Inc., Class A (a)	293,040
7,000	Checkfree Corp. (a) (L)	281,120
5,000	Cognizant Technology Solutions Corp. (a)	385,800
6,000	FactSet Research Systems, Inc. (L)	338,880
7,000	FISERV, Inc. (a)	366,940

		1,665,780

Insurance (4.0%):
4,000	AMBAC Financial Group, Inc.	356,280
3,500	Everest Re Group Ltd.	343,385
6,000	HCC Insurance Holdings, Inc.	192,540
4,000	UnitedHealth Group, Inc.	214,920
6,000	W.R. Berkley Corp.	207,060

		1,314,185

Internet Security (1.1%):
17,000	Symantec Corp. (a) (L)	354,450

Management Services (1.5%):
5,000	Resources Connection, Inc. (a)	159,200
4,000	The Corporate Executive Board Co. (L)	350,800

		510,000

Manufacturing — Diversified (5.0%):
5,000	Ceradyne, Inc. (a) (L)	282,500
5,000	Danaher Corp. (L)	362,200
4,500	Eaton Corp. (L)	338,130
10,000	Illinois Tool Works, Inc.	461,900
4,000	Joy Global, Inc.	193,360

		1,638,090

Medical Products (5.2%):
7,000	Charles River Laboratories International, Inc. (a) (L)	302,750
10,000	Cytyc Corp. (a) (L)	283,000
5,000	DaVita, Inc. (a)	284,400
8,000	Respironics, Inc. (a)	302,000
4,800	Stryker Corp.	264,528
10,000	VCA Antech, Inc. (a)	321,900

		1,758,578

Motorcycles (1.1%):
5,000	Harley-Davidson, Inc. (L)	352,350

Oil & Gas Exploration Services (3.0%):
5,000	Apache Corp.	332,550
10,000	Helix Energy Solutions Group, Inc. (a) (L)	313,700
6,800	Valero Energy Corp.	347,888

		994,138

Pharmaceuticals (1.2%):
8,000	Forest Laboratories, Inc. (a)	404,800

Railroads (1.2%):
8,000	Norfolk Southern Corp.	402,320

Recreational Vehicles (1.1%):
8,000	Thor Industries, Inc. (L)	351,920

Restaurants (1.1%):
10,000	Starbucks Corp. (a)	354,200

Retail (3.4%):
8,000	Best Buy Co., Inc.	393,520
10,000	Jos. A. Bank Clothiers, Inc. (a) (L)	293,500
14,000	Lowe’s Companies, Inc.	436,100

		1,123,120

Software (3.8%):
10,000	Adobe Systems, Inc. (a)	411,200
15,000	Citrix Systems, Inc. (a) (L)	405,750
20,000	Jack Henry & Associates, Inc. (L)	428,000

		1,244,950

Telecommunication (0.8%):
5,000	Anixter International, Inc. (a)	271,500

Shares
or
Principal	Security
Amount	Description	Value
Textile — Apparel (2.4%):
8,000	Coach, Inc. (a)	343,680
7,000	Guess?, Inc. (a)	444,010

		787,690

Transportation (1.2%):
10,000	Landstar System, Inc.	381,800

Total Common Stocks (Cost $15,072,069)		21,945,346

U.S. Government Agency Obligations (4.9%):
Fannie Mae (0.4%):
125,000	7.25%, 1/15/10 (L)	132,987

Federal Home Loan Bank (2.3%):
750,000	4.625%, 11/21/08	744,398

Freddie Mac (2.2%):
750,000	5.125%, 10/15/08	750,960

Total U.S. Government Agency Obligations (Cost $1,630,496)		1,628,345

U.S. Treasury Obligations (17.6%):
U.S. Treasury Notes (17.6%):
500,000	2.25%, 2/15/07	498,321
1,250,000	6.25%, 2/15/07 (L)	1,251,709
1,000,000	6.125%, 8/15/07	1,006,328
1,500,000	4.00%, 9/30/07	1,488,398
1,000,000	4.375%, 12/31/07 (L)	993,867
550,000	4.875%, 2/15/12 (L)	555,028

Total U.S. Treasury Obligations (Cost $5,788,398)		5,793,651

Investment Companies (1.9%):
628,653	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	628,653

Total Investment Companies (Cost $628,653)		628,653

Pool of Investments Held as Collateral for Loaned Securities (27.1%):
8,955,119	Securities Lending Quality Trust	8,955,119

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $8,955,119)		8,955,119

Total Investments (Cost $32,074,735) — 118.0%		38,951,114
Liabilities in excess of other assets — (18.0)%		(5,939,008)

NET ASSETS — 100.0%		$33,012,106

(a) Non-income producing securities.
(L) All or a portion of security is on loan.
ADR     American Depository Receipt
See notes to schedules of investments.

First Focus Funds

Core Equity Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (95.7%):
Advertising (1.3%):
14,000	Omnicom Group, Inc.	$1,463,560

Banks (7.3%):
29,400	Bank of America Corp.	1,569,666
46,700	BB&T Corp.	2,051,531
18,000	Fifth Third Bancorp (L)	736,740
46,600	J.P. Morgan Chase & Co.	2,250,780
38,300	National City Corp.	1,400,248

		8,008,965

Broadcasting (3.9%):
60,800	Comcast Corp., Class A (a)	2,573,664
29,300	Gannett Co., Inc.	1,771,478

		4,345,142

Chemicals (1.8%):
28,100	Air Products & Chemicals, Inc.	1,974,868

Communications (3.4%):
37,100	AT&T, Inc.	1,326,325
64,600	Verizon Communications, Inc.	2,405,704

		3,732,029

Communications Equipment (2.0%):
78,900	Cisco Systems, Inc. (a)	2,156,337

Computer Products (8.6%):
72,800	Hewlett-Packard Co.	2,998,632
27,300	International Business Machines Corp.	2,652,195
88,000	Microsoft Corp.	2,627,680
28,800	NCR Corp. (a)	1,231,488

		9,509,995

Containers & Packaging (2.4%):
68,100	Sonoco Products Co.	2,591,886

Cosmetics & Toiletries (1.9%):
30,200	Kimberly-Clark Corp.	2,052,090

Data Processing (2.3%):
99,100	First Data Corp.	2,529,032

Diversified Manufacturing (3.7%):
108,300	General Electric Co.	4,029,843

Electrical Equipment (2.0%):
48,800	Emerson Electric Co.	2,150,616

Energy (3.3%):
63,400	Southern Co. (L)	2,336,924
57,200	XCEL Energy, Inc. (L)	1,319,032

		3,655,956

Financial Services (3.3%):
20,200	Fannie Mae	1,199,678
13,900	Merrill Lynch & Co., Inc.	1,294,090
51,000	Western Union Co.	1,143,420

		3,637,188

Food, Beverages & Tobacco (8.2%):
57,700	H.J. Heinz Co.	2,597,077
39,100	Kraft Foods, Inc. (L)	1,395,870

	Security
Shares	Description	Value
23,400	Molson Coors Brewing Company	1,788,696
51,200	PepsiCo, Inc.	3,202,560

		8,984,203

Household Products (4.9%):
37,200	3M Co.	2,898,996
85,800	Newell Rubbermaid, Inc.	2,483,910

		5,382,906

Insurance (5.7%):
33,400	American International Group, Inc.	2,393,444
73,400	Chubb Corp.	3,883,594

		6,277,038

Machinery (3.3%):
51,900	Ingersoll Rand Company Ltd., Class A	2,030,847
20,300	Parker Hannifin Corp.	1,560,664

		3,591,511

Medical Services (9.2%):
72,400	Abbott Laboratories	3,526,604
36,700	MedImmune, Inc. (a)	1,187,979
41,800	Medtronic, Inc.	2,236,718
83,900	Pfizer, Inc.	2,173,010
14,800	Zimmer Holdings, Inc. (a)	1,160,024

		10,284,335

Oil & Gas Exploration Services (9.6%):
52,900	ChevronTexaco Corp.	3,889,737
27,100	ConocoPhillips	1,949,845
36,000	Exxon Mobil Corp.	2,758,680
25,800	Transocean, Inc. (a)	2,086,962

		10,685,224

Retail (4.3%):
41,300	Target Corp.	2,356,165
85,100	TJX Co., Inc.	2,423,648

		4,779,813

Semiconductors (3.3%):
95,700	Intel Corp.	1,937,925
57,400	Texas Instruments, Inc.	1,653,120

		3,591,045

Total Common Stocks (Cost $70,929,440)		105,413,582

Investment Companies (4.1%):
1,184,484	Federated Trust U.S. Treasury Obligations Fund	1,184,484
3,373,149	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	3,373,149

Total Investment Companies (Cost $4,557,633)		4,557,633

Pool of Investments Held as Collateral for Loaned Securities (3.5%):
3,842,925	Securities Lending Quality Trust	3,842,925

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $3,842,925)		3,842,925

Total Investments (Cost $79,329,998) — 103.3%		113,814,140
Liabilities in excess of other assets — (3.3)%		(3,683,755)

NET ASSETS — 100.0%		$110,130,385

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See notes to schedules of investments.

First Focus Funds

Growth Opportunities Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (98.6%):
Aerospace & Defense (2.0%):
17,900	Alliant Techsystems, Inc. (a)	$1,399,601

Automotive (1.9%):
20,000	Paccar, Inc. (L)	1,298,000

Biotechnology (1.8%):
25,000	Biogen Idec, Inc. (a)	1,229,750

Building & Construction (0.9%):
15,000	Florida Rock Industries, Inc. (L)	645,750

Chemicals (5.1%):
20,000	Praxair, Inc.	1,186,600
15,000	Sigma-Aldrich Corp. (L)	1,165,800
23,000	The Scotts Miracle-Gro Co., Class A (L)	1,187,950

		3,540,350

Commercial Banks (4.0%):
40,000	Commerce Bancorp, Inc. (L)	1,410,800
20,000	United Community Banks, Inc.	646,400
15,000	Wintrust Financial Corp. (L)	720,300

		2,777,500

Commercial Services (1.8%):
20,000	Alliance Data Systems Corp. (a)	1,249,400

Communications (3.3%):
25,000	Commscope, Inc. (a)	762,000
19,000	L-3 Communications Holdings, Inc.	1,553,820

		2,315,820

Distribution & Wholesale (0.8%):
15,000	Pool Corp. (L)	587,550

Entertainment & Leisure (1.0%):
12,000	Meredith Corp.	676,200

Environmental Services (4.0%):
15,000	MDU Resources Group, Inc.	384,600
30,000	Southern Union Co.	838,500
37,000	Waste Connections, Inc. (a)	1,537,350

		2,760,450

Finance Services (2.8%):
12,000	Affiliated Managers Group, Inc. (a) (L)	1,261,560
20,000	East-West Bancorp, Inc.	708,400

		1,969,960

Food & Beverage (3.4%):
60,000	Constellation Brands, Inc., Class A (a)	1,741,200
18,000	United Natural Foods, Inc. (a) (L)	646,560

		2,387,760

Health Care Services (1.3%):
20,000	Cerner Corp. (a) (L)	910,000

Household Products (0.9%):
15,000	Church & Dwight Co., Inc.	639,750

Industrial (2.8%):
24,000	Nucor Corp.	1,311,840
15,000	Peabody Energy Corp.	606,150

		1,917,990

	Security
Shares	Description	Value
Information Technology Services (10.0%):
25,000	Affiliated Computer Services, Inc., Class A (a)	1,221,000
35,000	Checkfree Corp. (a)	1,405,600
20,000	Cognizant Technology Solutions Corp. (a)	1,543,200
20,000	FactSet Research Systems, Inc.	1,129,600
30,000	FISERV, Inc. (a)	1,572,599

		6,871,999

Insurance (5.1%):
12,000	AMBAC Financial Group, Inc.	1,068,840
12,000	Everest Re Group Ltd.	1,177,320
20,000	HCC Insurance Holdings, Inc.	641,800
18,600	W.R. Berkley Corp.	641,886

		3,529,846

Internet Security (1.7%):
57,200	Symantec Corp. (a)	1,192,620

Management Services (2.2%):
15,000	Resources Connection, Inc. (a)	477,600
12,000	The Corporate Executive Board Co.	1,052,400

		1,530,000

Manufacturing — Diversified (5.3%):
15,000	Ceradyne, Inc. (a) (L)	847,500
15,000	Danaher Corp. (L)	1,086,600
15,000	Eaton Corp.	1,127,100
12,000	Joy Global, Inc.	580,080

		3,641,280

Medical Products (7.8%):
20,000	Charles River Laboratories International, Inc. (a)	865,000
30,000	Cytyc Corp. (a)	849,000
15,000	DaVita, Inc. (a)	853,200
25,000	Respironics, Inc. (a)	943,750
16,000	Stryker Corp. (L)	881,760
30,000	VCA Antech, Inc. (a)	965,700

		5,358,410

Motorcycles (1.5%):
15,000	Harley-Davidson, Inc. (L)	1,057,050

Oil & Gas Exploration Services (3.7%):
20,000	Apache Corp.	1,330,200
40,000	Helix Energy Solutions Group, Inc. (a) (L)	1,254,800

		2,585,000

Pharmaceuticals (1.8%):
25,000	Forest Laboratories, Inc. (a)	1,265,000

Railroads (1.8%):
25,000	Norfolk Southern Corp.	1,257,250

Recreational Vehicles (1.6%):
25,000	Thor Industries, Inc. (L)	1,099,750

Restaurants (2.1%):
40,800	Starbucks Corp. (a)	1,445,136

Retail (3.1%):
22,000	Best Buy Co., Inc.	1,082,180
36,250	Jos. A. Bank Clothiers, Inc. (a) (L)	1,063,938

		2,146,118

Software (6.4%):
45,000	Adobe Systems, Inc. (a)	1,850,400
48,000	Citrix Systems, Inc. (a)	1,298,400
60,000	Jack Henry & Associates, Inc. (L)	1,284,000

		4,432,800

	Security
Shares	Description	Value
Telecommunication (1.6%):
20,000	Anixter International, Inc. (a)	1,086,000

Textile — Apparel (3.7%):
30,000	Coach, Inc. (a)	1,288,800
20,000	Guess?, Inc. (a)	1,268,600

		2,557,400

Transportation (1.4%):
25,000	Landstar System, Inc.	954,500

Total Common Stocks (Cost $45,651,769)		68,315,990

Investment Companies (0.4%):
268,663	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	268,663
Total Investment Companies (Cost $268,663)		268,663

Pool of Investments Held as Collateral for Loaned Securities (21.2%):
14,723,061	Securities Lending Quality Trust	14,723,061

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $14,723,061)		14,723,061

Total Investments (Cost $60,643,493) — 120.2%		83,307,714
Liabilities in excess of other assets — (20.2)%		(13,981,186)

NET ASSETS — 100.0%		$69,326,528

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.

ADR	American Depository Receipt
See notes to schedules of investments.

First Focus Funds

Small Company Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (96.3%):
Automotive (1.1%):
14,000	Clarcor, Inc.	$473,340

Banks (13.8%):
27,050	Bancorpsouth, Inc. (L)	725,481
55,850	Bank Mutual Corp.	676,344
18,100	Cullen/Frost Bankers, Inc.	1,010,341
24,800	Greater Bay Bancorp (L)	652,984
18,500	MB Financial, Inc. (L)	695,785
34,700	National Penn Bancshares, Inc. (L)	702,675
17,450	United Bankshares, Inc.	674,443
22,400	Wilmington Trust Corp. (L)	944,607

		6,082,660

Broadcasting (0.5%):
16,745	Outdoor Channel Hldgs, Inc. (a) (L)	214,838

Chemicals (3.3%):
10,800	Albemarle Corp.	775,440
20,700	Arch Chemicals, Inc.	689,517

		1,464,957

Computer Products (4.4%):
20,100	Avocent Corp. (a)	680,385
13,400	Micros Systems, Inc. (a)	706,180
17,500	Transaction Systems Architects, Inc. (a)	569,975

		1,956,540

Computer Services (1.0%):
16,800	Syntel, Inc.	450,240

Diversified Manufacturing (8.1%):
29,650	Barnes Group, Inc. (L)	644,888
23,900	Ennis, Inc.	584,594
13,300	Modine Manufacturing Co.	332,899
17,000	Trinity Industries, Inc.	598,400
11,600	Valmont Industries, Inc. (L)	643,684
43,550	Worthington Industries, Inc. (L)	771,706

		3,576,171

Electrical Components & Equipment (5.5%):
18,000	DRS Technologies, Inc. (L)	948,240
59,700	Entegris, Inc. (a)	645,954
7,400	Hubbell, Inc., Class B (L)	334,554
16,300	Littlefuse, Inc. (a)	519,644

		2,448,392

Financial Services (0.4%):
6,500	ASTA Funding, Inc. (L)	197,860

Food, Beverages & Tobacco (4.9%):
28,250	Corn Products International, Inc.	975,755
12,000	Lance, Inc.	240,960
22,400	Sensient Technologies Corp. (L)	551,040
10,350	Weis Markets, Inc. (L)	415,139

		2,182,894

Household Products (2.6%):
13,700	Church & Dwight Co., Inc.	584,305
16,150	WD-40 Co. (L)	563,151

		1,147,456

	Security
Shares	Description	Value
Insurance (1.9%):
20,900	Arthur J. Gallagher & Co. (L)	617,595
5,800	First American Corp. (L)	235,944

		853,539

Machinery (1.8%):
28,250	Tennant Co.	819,250

Medical Services (10.7%):
6,750	Cambrex Corp.	153,360
11,000	Datascope Corp.	400,840
15,800	Edwards Lifesciences Corp. (a)	743,232
37,700	K-V Pharmaceutical Co., Class A (a) (L)	896,505
3,600	Kyphon, Inc. (a) (L)	145,440
23,900	Odyssey Healthcare, Inc. (a) (L)	316,914
32,600	Steris Corp.	820,542
16,200	West Pharmaceutical Services, Inc.	829,926
7,100	Zoll Medical Corp. (a) (L)	413,504

		4,720,263

Networking Products (1.0%):
19,100	Safenet, Inc. (a)	457,254

Paper Products (1.5%):
41,950	Glatfelter (L)	650,225

Petroleum Refining (6.2%):
13,800	Brigham Exploration Co. (a)	100,878
2,600	Cabot Oil & Gas Corp.	157,690
18,000	Encore Acquisition Co. (a)	441,540
27,600	St. Mary Land & Exploration Co. (L)	1,016,784
21,300	Tidewater, Inc. (L)	1,030,068

		2,746,960

Printing & Publishing (1.6%):
98,000	Journal Register Co. (L)	715,400

Real Estate Investment Trusts (2.0%):
8,900	Home Properties of New York, Inc.	527,503
6,900	Mack-Cali Realty Corp. (L)	351,900

		879,403

Retail (10.3%):
23,400	Ann Taylor Stores Corp. (a)	768,456
47,150	Casey’s General Stores, Inc.	1,110,383
8,600	Columbia Sportswear Co. (L)	479,020
20,200	Hasbro, Inc.	550,450
42,600	Hot Topic, Inc. (a) (L)	568,284
17,000	Paxar Corp. (a) (L)	392,020
15,400	Tractor Supply Co. (a)	688,534

		4,557,147

Retirement/Aged Care (0.5%):
7,400	Sunrise Senior Living, Inc. (a)	227,328

Semiconductors (1.6%):
71,900	Kemet Corp. (a) (L)	524,870
7,750	Park Electrochemical Corp. (L)	198,788

		723,658

Telecommunication (1.7%):
4,550	Anixter International, Inc. (a) (L)	247,065
27,500	Tetra Tech, Inc. (a)	497,475

		744,540

Transportation (1.9%):
48,150	Werner Enterprises, Inc.	841,662

Utilities (8.0%):
19,900	IDACORP, Inc. (L)	769,135
21,000	OGE Energy Corp.	840,000
31,900	Westar Energy, Inc. (L)	828,124
20,200	WPS Resources Corp. (L)	1,091,406

		3,528,665

	Security
Shares	Description	Value
Total Common Stocks (Cost $29,996,493)		42,660,642

Investment Companies (3.8%):
862,318	Goldman Sachs Financial Square Funds, Treasury Obligations Fund	862,318
10,400	iShares Russell 2000 (L)	811,720

Total Investment Companies (Cost $1,624,301)		1,674,038

Pool of Investments Held as Collateral for Loaned Securities (28.9%):
12,817,090	Securities Lending Quality Trust	12,817,090

Total Pool of Investments Held as Collateral for Loaned Securities (Cost $12,817,090)		12,817,090

Total Investments (Cost $44,437,884) — 129.0%		57,151,770

Liabilities in excess of other assets — (29.0)%		(12,840,447)

NET ASSETS — 100.0%		$44,311,323

(a)	Non-income producing securities.

(L)	All or a portion of security is on loan.
See notes to schedules of investments.

First Focus Funds

International Equity Fund
Schedule of Portfolio Investments	December 31, 2006
(Unaudited)

	Security
Shares	Description	Value
Foreign Stock (96.2%):
Australia (3.4%):
36,356	BHP Billiton Ltd.	$725,818
8,476	CSL Ltd.	437,220
7,786	Macquarie Bank Ltd.	484,939
10,264	Rio Tinto Ltd.	601,778
67,792	Transurban Group	407,628

		2,657,383

Austria (0.5%):
4,965	Erste Bank der oesterreichischen Sparkassen AG	380,749

Belgium (0.5%):
9,891	Fortis	421,944

China (0.6%):
350,000	Fibrechem Technologies Ltd. (a)	426,913

Denmark (0.6%):
10,311	Danske Bank	458,234

Finland (1.1%):
7,640	Metso Corp.	385,615
23,449	Nokia OYJ	479,113

		864,728

France (8.8%):
3,492	AGF- Assurances Generales de France	544,336
17,887	Axa	724,093
2,682	Beneteau	292,049
7,581	BNP Paribas	827,013
8,580	Neuf Cegetel (a)	304,637
10,595	Publicis Groupe	446,802
3,598	Renault SA	432,161
7,462	Sanofi-Aventis SA	688,947
4,914	Societe Generale	834,101
16,998	Total SA	1,226,113
11,593	Vivendi	453,082

		6,773,334

Germany (6.4%):
4,127	Allianz AG	843,834
5,197	BASF AG	508,224
7,838	Bayer AG	422,403
5,203	Deutsche Bank AG	697,598
3,991	E.ON AG	544,105
4,453	Man AG	403,846
419	Porsche AG	534,768
10,100	SAP AG	537,774
8,220	Titan Cement Co.	448,089

		4,940,641

Greece (0.6%):
10,012	National Bank Of Greece SA	461,200

Hong Kong (2.9%):
522,000	Alco Holdings Ltd.	225,506
67,000	ASM Pacific Technology Ltd.	373,002
1,338,000	Champion Technology Holdings Ltd.	225,360
230,000	Champion Technology Holdings Ltd. — Warrants	0
844,000	Guangdong Investment Ltd.	380,889
31,000	Guoco Group Ltd.	382,633

	Security
Shares	Description	Value
976,000	Norstar Founders Group Ltd.	326,266
968,000	Victory City International Holdings Ltd.	349,728

		2,263,384

Ireland (2.0%):
150,634	AGI Therapeutics Ltd. (a)	393,669
19,570	Anglo Irish Bank Corp. Plc	405,798
24,167	CPL Resources Plc	191,389
7,200	Ryanair Holdings Plc — ADR (a)	586,800

		1,577,656

Italy (2.2%):
65,876	Banca Intesa SPA	480,834
18,049	ENI-Ente Nazionale Idrocarburi	607,009
69,569	Unicredito Italiano S.P.A.	609,715

		1,697,558

Japan (15.2%):
13,200	CANON, Inc.	743,256
27,200	Don Quijote Co. Ltd.	520,044
19,900	Honda Motor Co. Ltd.	786,032
14,200	Hoya Corp.	553,727
2,040	Keyence Corp.	505,585
25,200	KOMATSU Ltd.	511,455
53,000	Kubota Corp.	490,848
90,000	Marubeni Corp.	456,845
78	Mitsubishi Tokyo Financial Group, Inc.	963,610
24,000	Mitsui Fudosan Co. Ltd.	585,932
101	Mizuho Financial Group, Inc.	721,489
62,500	Nikko Cordial Corp.	716,972
1,900	OBIC Co. Ltd.	393,285
2,710	Orix Corp.	784,600
26,000	Sharp Corp.	447,937
63	Sumitomo Mitsui Financial Group, Inc.	645,937
22,800	Toyota Motor Corp.	1,525,237
18,500	Ushio, Inc.	380,137

		11,732,928

Malaysia (1.4%):
173,700	Berjaya Sports Toto Berhad	236,461
1,659,400	TA Enterprise Berhad	374,142
119,900	Top Glove Corp.	465,861

		1,076,464

Netherlands (1.6%):
15,869	ING Groep NV	703,562
7,788	Randstad Holding NV	538,642

		1,242,204

Norway (0.6%):
17,548	Statoil ASA	465,309

Singapore (3.2%):
637,000	ASL Marine Holdings Ltd.	386,413
655,000	Bio-Treat Technology Ltd.	258,480
473,000	CSE Global Ltd.	394,912
189,800	Ezra Holdings Ltd.	492,730
625,000	MMI Holdings Ltd.	428,054
610,000	Tat Hong Holdings Ltd.	469,506

		2,430,095

South Korea (3.3%):
12,960	Fursys, Inc. (a)	394,586
10,253	Hyundai Motor Company Ltd. – GDR (a)	362,751
6,206	Kookmin Bank — ADR	500,452
2,897	MegaStudy Co. Ltd. (a)	427,927
4,800	POSCO — ADR	396,816
1,345	Samsung Electronics — GDR	442,505

		2,525,037

Spain (2.9%):
30,933	Banco Bilbao Vizcaya SA	744,714

	Security
Shares	Description	Value
45,325	Banco Santander Central Hispanoamericano	845,922
28,929	Telefonica SA	615,519

		2,206,155

Sweden (1.8%):
23,994	AB SKF, Class B	443,658
10,500	Alfa Laval AB	474,245
29,720	Sandvik AB	432,242

		1,350,145

Switzerland (7.9%):
32,742	ABB Ltd.	587,319
9,968	Credit Suisse Group	697,621
360	Geberit Internatinal AG	555,028
2,150	Nestle SA	764,264
14,013	Novartis AG	808,155
4,228	Roche Holding AG	758,409
2,553	Syngenta AG	475,138
16,564	UBS AG	1,006,948
1,736	Zurich Financial Services AG	467,456

		6,120,338

Taiwan (1.7%):
51,624	Hon Hai Precision Industry Co. Ltd.	736,695
49,132	Taiwan Semiconductor Manufacturing Company Ltd.	537,013

		1,273,708

Thailand (0.9%):
155,000	PTT Exploration and Production Public Co. Ltd.	422,289
3,898,810	TMB Bank Public Company Ltd. (a)	286,192

		708,481

United Kingdom (24.8%):
13,000	Anglo American Plc	633,966
11,291	AstraZeneca Plc	606,549
16,196	Atlas Copco AB — B Shares	525,552
47,082	Aviva Plc	757,663
56,241	Barclays Plc	803,757
42,026	BG Group Plc	570,165
151,489	BP Plc	1,683,045
88,063	BT Group Plc	519,792
286,475	Charlemagne Capital Ltd.	458,483
34,849	Glaxosmithkline Plc	916,935
69,152	Halfords Group Plc	497,859
36,196	HBOS Plc	802,151
78,047	HSBC Holdings Plc	1,422,509
46,912	Inchcape Plc	464,712
168,173	Legal & General Group Plc	518,544
67,310	Petrofac Ltd. (a)	530,719
10,553	Reckitt Benckiser Plc	482,199
167,693	Regus Group Plc (a)	408,727
55,847	Reuters Group Plc	486,803
55,735	Rolls-Royce Group Plc	488,554
1,996,149	Rolls-Royce Group Plc, Class B	3,908
25,897	Royal Bank of Scotland Group Plc	1,010,429
29,330	Royal Dutch Shell Plc	1,027,813
19,155	SABMiller Plc	440,625
14,255	Scottish & Southern Energy Plc	433,678
27,638	Spectris Plc	423,931
15,942	Standard Chartered Plc	465,651
17,979	Unit 4 Agresso NV (a)	423,591
20,983	Vedanta Resources Plc	501,571
293,746	Vodafone Group Plc	813,725

		19,123,606

United States (1.3%):
16,300	Companhia Vale do Rio Doce — ADR	484,762
9,700	Philippine Long Distance Telephone Co. — ADR	495,961

		980,723

Total Foreign Stock (Cost $56,270,281)		74,158,917

	Security
Shares	Description	Value
Exchange Traded Funds (3.4%):
United States (3.4%):
87	iShares MSCI EAFE Index Fund	6,374
17,369	iShares MSCI Eastern Europe Index Fund	638,926
65,040	iShares MSCI Japan Index Fund	923,567
49,758	iShares MSCI Taiwan Index Fund	721,989
19,080	Turkish Investment Fund, Inc.	323,597

Total Exchange Traded Funds (Cost $2,335,669)		2,614,453

Total Investments (Cost $58,605,950) — 99.6%		76,773,370
Other assets in excess of liabilities — 0.4%		285,601

NET ASSETS — 100.0%		$77,058,971

(a)	Non-income producing securities.

Plc Public Limited Company

ADR	American Depository Receipt

GDR	Global Depository Receipt
As of December 31, 2006, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value
Banks	22.58	17,401,796
Medical Products & Services	6.53	5,032,287
Automotive	6.40	4,930,937
Financial Services	6.39	4,926,722
Petroleum & Fuel Products	5.60	4,313,897
Insurance	5.00	3,855,925
Industrial Machinery	4.97	3,830,591
Telephones & Telecommunications	4.78	3,679,613
Electronics	4.48	3,452,069
Diversified Manufacturing	4.28	3,295,998
Metals, Minerals, & Mining	4.27	3,286,798
Distribution	2.06	1,589,905
Advertising	1.80	1,386,686
Clothing & Jewelry	1.73	1,330,368
Computers, Products & Services	1.72	1,325,972
Energy	1.59	1,226,114
Food, Beverage & Tobacco	1.56	1,204,889
Real Estate	1.29	994,659
Chemicals	1.28	983,362
Household Products	1.21	930,135
Building & Construction	1.11	855,718
Utilities & Electrical Services	0.95	732,725
Conglomerates	0.71	544,105
Sports & Recreation	0.69	528,509
Retail	0.67	520,044
Transportation	0.64	492,730

Sector Diversification	% of Net Assets	Value
Aerospace/Defense	0.64	492,462
Educational Services	0.56	427,927
Office/Business Equipment	0.51	394,586
Human Resources	0.25	191,389

Total Foreign Stock	96.24	74,158,917

Other Assets and Liabilities	3.76	2,900,054

Total Net Assets	100.00	$77,058,971

See notes to schedules of investments.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2006
Organization
The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund and the First Focus International Equity Fund, (individually a “Fund”, and collectively, the “Funds”) in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.
Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.
Security Valuation
The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”) or Tributary Capital Management (“Tributary”), collectively, the “Advisers,” both divisions of First National Bank of Omaha (“First National”) is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund net assets value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Directors. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
Securities Transactions and Investment Income
Security transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2006
Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Foreign Currency Transactions
The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I)	fair value of investment securities, other assets and liabilities at the current rate of exchange
(II)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activitiy to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to at least 100% if the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark Loaned Securities at the close of business employing the most recently available pricing information and receive and deliver Collateral in order to maintain the value of the Collateral at no less than 100% of the Market Value of the Loaned Securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2006
In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.
The value of loaned securities and related collateral outstanding at December 31, 2006 was as follows:

	Value of	Value of	Value of
Fund	Securities Loaned	Cash Collateral	Non-Cash Collateral
Short-Intermediate Bond Fund	$9,053,757	$9,240,075	$—
Income Fund	16,328,080	16,666,008	—
Balanced Fund	8,764,423	9,037,052	—
Core Equity Fund	3,750,208	3,851,925	—
Growth Opportunities Fund	14,413,836	14,899,302	—
Small Company Fund	12,504,058	12,952,454	—
Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Securities Lending Quality Trust at December 31, 2006 was as follows:

Fund	Fair Value
Short-Intermediate Bond Fund	$9,240,075
Income Fund	16,666,008
Balanced Fund	9,037,052
Core Equity Fund	3,851,925
Growth Opportunities Fund	14,899,302
Small Company Fund	12,952,454
Concentration of Credit Risk
The Nebraska Tax-Free Fund concentrates its investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
Federal Income Tax Information
At December 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$48,258,729	$202,588	$(1,490,400)	$(1,287,812)
Income Fund	65,808,573	371,332	(386,715)	(15,383)
Nebraska Tax-Free Fund	42,770,966	1,111,392	(187,865)	923,527
Balanced Fund	23,119,616	6,939,254	(62,875)	6,876,379
Core Equity Fund	75,772,572	34,664,187	(465,544)	34,198,643
Growth Opportunties Fund	45,920,432	22,833,910	(169,689)	22,664,221
Small Company Fund	32,077,114	13,471,132	(1,213,566)	12,257,566
International Equity Fund	59,052,649	18,320,083	(599,362)	17,720,721

Item 1. Schedule of Investments.
          File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.
Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Focus Funds, Inc

By (Signature and Title)	/s/ Trent Statczar

Trent Statczar
Treasurer

Date	February 26, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar
Treasurer

Date	February 26, 2007

By (Signature and Title)	/s/ Julie Den Herder
Julie Den Herder
President

Date	February 26, 2007